Business Acquisitions and Dispositions (Tables) (Solar Facilities [Member])	12 Months Ended
Dec. 31, 2011
Solar Facilities [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation for Business Combinations
The purchase price for these acquisitions, considered business combinations, was provisionally allocated as follows:

(In millions)
Assets
Restricted cash	$25
Property, plant and equipment	767
Other current and non-current assets	35
Total assets	$827
Liabilities
Accrued expenses	$489
Long-term debt	4
Other non-current liabilities	15
Total liabilities	508
Less: Non-controlling interest (Ivanpah)	154
Net assets acquired	$165